UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock Florida Municipal 2020 Term Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Florida - 142.1%

Corporate - 8.7%	Escambia County, Florida, Environmental Improvement Revenue Refunding Bonds (International Paper Company Projects), AMT, Series A, 5.75%, 11/01/27	$4,000	$2,861,280
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), 5.50%, 10/01/23	1,955	1,868,706
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series A, 5.65%, 5/15/18	1,000	1,003,900
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series B, 5.15%, 9/01/25	500	499,060

			6,232,946

County/City/Special District/School District - 61.1%	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/22 (a)	2,500	2,563,825
	Crossings at Fleming Island Community Development District, Florida, Utility Revenue Bonds, 6.75%, 10/01/09 (b)	4,400	4,590,696
	Hillsborough County, Florida, School Board, COP, 5%, 7/01/27 (c)	1,000	978,900
	Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of Miami), Series A, 5.0%, 4/01/14 (b)(d)	2,695	3,073,998
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/21 (e)	4,000	4,158,200
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.627%, 10/01/32 (c)(f)	7,560	1,381,136
	Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Sub-Series A, 5.313%, 10/01/19 (c)(f)	5,365	2,818,288
	Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Sub-Series A, 5.288%, 10/01/20 (c)(f)	10,000	4,887,700
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43), 6.10%, 8/01/11 (b)	2,735	2,988,589
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43), 6.10%, 8/01/21	550	489,313
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement, Revenue Refunding Bonds (Unit of Development Number 43), Series B, 4.50%, 8/01/22 (g)	1,000	643,540
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement, Revenue Refunding Bonds (Unit of Development Number 43), Series B, 5%, 8/01/31 (g)	1,000	573,600
	Sterling Hill Community Development District, Florida, Capital Improvement Revenue Refunding Bonds, Series A, 6.10%, 5/01/23	4,105	3,615,232
	Stevens Plantation Improvement Project Dependent Special District, Florida, Revenue Bonds, 6.375%, 5/01/13	2,425	1,887,765
	Tolomato Community Development District, Florida, Special Assessment Bonds, 6.375%, 5/01/17	1,300	1,060,683

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
PCR	Pollution Control Revenue Bonds
S/F	Single-Family

BlackRock Florida Municipal 2020 Term Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Village Center Community Development District, Florida, Recreational Revenue Bonds, Sub-Series A, 6.35%, 1/01/18	$2,000	$1,765,380
	Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%, 10/01/23 (c)	5,000	4,521,600
	Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6%, 5/01/22	1,310	1,220,475
	Watergrass Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 5.125%, 11/01/14	1,000	510,240

			43,729,160

Education - 1.1%	Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/22 (d)	725	752,666

Health - 17.4%	Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95%, 7/01/20 (d)	481	494,480
	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds, Series A, 5.25%, 6/01/26	2,500	2,083,000
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/22	1,500	1,448,715
	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance Obligor Group), 5%, 11/15/22	1,500	1,080,435
	Marion County, Florida, Hospital District, Revenue Refunding Bonds (Munroe Regional Health System), 5%, 10/01/22	1,500	1,292,025
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	1,310	983,535
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (b)	4,450	5,036,243

			12,418,433

Housing - 4.3%	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 2, 4.70%, 7/01/22 (h)(i)(j)	2,225	2,121,760
	Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series A-1, 5.625%, 10/01/39 (h)(i)(j)	970	983,813

			3,105,573

State - 15.8%	Florida Municipal Loan Council Revenue Bonds, CABS, Series A, 5.165%, 4/01/20 (c)(f)	4,000	2,300,160
	Florida State Board of Education, GO (Public Education Capital Outlay), Refunding, Series I, 5%, 6/01/18	500	545,025
	Florida State Board of Education, GO (Public Education Capital Outlay), Series J, 5%, 6/01/24 (d)	6,150	6,381,547
	Florida State Board of Education, Lottery Revenue Bonds, Series B, 5%, 7/01/23	2,000	2,054,460

			11,281,192

Transportation - 4.2%	Lee County, Florida, Transportation Facilities Revenue Refunding Bonds, Series B, 5%, 10/01/22 (d)	3,000	3,004,110

Utilities - 29.5%	Deltona, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (c)	1,095	1,104,023
	Lakeland, Florida, Water and Wastewater Revenue Refunding Bonds, 5%, 10/01/27	1,000	1,005,260
	Marco Island, Florida, Utility System Revenue Bonds, 5.25%, 10/01/21 (c)	1,000	1,016,490
	Marco Island, Florida, Utility System Revenue Bonds, 5%, 10/01/22 (c)	2,000	2,002,280
	Marco Island, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (c)	1,375	1,359,641
	Palm Coast, Florida, Utility System Revenue Bonds, 5%, 10/01/22 (c)	1,770	1,780,868
	Palm Coast, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (c)	1,485	1,491,356
	Palm Coast, Florida, Utility System Revenue Bonds, 5%, 10/01/24 (c)	1,500	1,502,295

BlackRock Florida Municipal 2020 Term Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80%, 10/01/32	$1,165	$896,130
	Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series B, 5%, 10/01/22 (a)	1,975	2,027,634
	Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series B, 5%, 10/01/23 (a)	1,180	1,204,792
	Tohopekaliga, Florida, Water Authority, Utility System Revenue Refunding Bonds, Series A, 5%, 10/01/21 (a)	3,630	3,701,874
	Tohopekaliga, Florida, Water Authority, Utility System Revenue Refunding Bonds, Series A, 5%, 10/01/23 (a)	2,000	2,024,420

			21,117,063

	Total Municipal Bonds in Florida		101,641,143

U.S. Virgin Islands - 1.3%

Corporate - 1.3%	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa Refinery), AMT, 4.70%, 7/01/22	1,500	927,885

	Total Municipal Bonds		102,569,028

	Municipal Bonds Transferred to Tender Option Bond Trusts (k)

Florida - 12.4%

County/City/Special District/School District - 8.8%	Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5%, 8/01/28 (a)	6,510	6,283,192

Housing - 3.6%	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (h)(i)(j)	1,455	1,566,991
	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.90%, 9/01/40 (h)(i)(j)	1,001	1,004,036

			2,571,027

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 12.4%		8,854,219

	Total Long-Term Investments (Cost - $119,591,176) - 155.8%		111,423,247

	Short-Term Securities	Shares

Money Market Fund - 8.8%	CMA Florida Municipal Money Fund, 0.07% (l)(m)	6,319,804	6,319,804

	Total Short-Term Securities (Cost - $6,319,804) - 8.8%		6,319,804

	Total Investments (Cost - $125,910,980*) - 164.6%		117,743,051
	Other Assets Less Liabilities - 2.0%		1,420,167
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (6.6)%		(4,734,535)
	Preferred Shares, at Redemption Value - (60.0)%		(42,903,723)

	Net Assets Applicable to Common Shares - 100.0%		$71,524,960

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$121,083,418

Gross unrealized appreciation	$1,427,834
Gross unrealized depreciation	(9,493,827)

Net unrealized depreciation	$(8,065,993)

(a)	FSA Insured.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	NPFGC Insured.

(d)	AMBAC Insured.

(e)	Assured Guaranty Insured.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BlackRock Florida Municipal 2020 Term Trust

Schedule of Investments April 30, 2009 (Unaudited)

(g)	ACA Insured.

(h)	FHLMC Collateralized.

(i)	FNMA Collateralized.

(j)	GNMA Collateralized.

(k)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(l)	Represents the current yield as of report date.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	5,917,258	$18,600

•

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining thefair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$6,319,804
Level 2	111,423,247
Level 3	—

$117,743,051

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Florida Municipal 2020 Term Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 19, 2009